Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	In associates	Musical Label Partners	Share Capital	Additional Paid-In Capital	Additional Paid-In Capital In associates	Additional Paid-In Capital Musical Label Partners	Shares Held for Share Award Schemes	Other Reserves	Other Reserves In associates	(Accumulated Deficits)/ Retained Earnings	Total Attributable to Equity Holders of the Company	Total Attributable to Equity Holders of the Company In associates	Total Attributable to Equity Holders of the Company Musical Label Partners	Non-Controlling Interests	Non-Controlling Interests In associates
Beginning balance at Dec. 31, 2016	¥ 20,634			¥ 2	¥ 20,063				¥ 617		¥ (57)	¥ 20,625			¥ 9
Comprehensive Income
Profit for the year	1,319										1,326	1,326			(7)
Currency translation differences	(143)								(143)			(143)
Total Comprehensive income	1,176								(143)		1,326	1,183			(7)
Deemed contribution (distribution) arising from carve out of Tencent PRC Music Business	20								20			20
Issuance of ordinary shares in exchange for equity investments	7,547				7,547							7,547
Distribution to Tencent	(3,774)				(3,774)							(3,774)
Share-based compensation - value of employee services	362								362			362
Share-based compensation - proceeds from shares issued	79				79							79
Capital contribution from non-controlling interests	5														5
Business combination	99								99			99
Appropriations to statutory reserves									42		(42)
Total transactions with equity holders at their capacity as equity holders for the year	4,338				3,852				523		(42)	4,333			5
Ending balance at Dec. 31, 2017	26,148			2	23,915				997		1,227	26,141			7
Comprehensive Income
Profit for the year	1,832										1,833	1,833			(1)
Fair value changes on financial assets at fair value through other comprehensive income	(675)								(675)			(675)
Currency translation differences	552								552			552
Total Comprehensive income	1,709								(123)		1,833	1,710			(1)
Issuance of ordinary shares	2,433	¥ 241	¥ 2,905		2,433	¥ 1,027	¥ 2,905			¥ (827)		2,433	¥ 200	¥ 2,905		¥ 41
Issuance of ordinary shares upon initial public offering	3,496				3,496							3,496
Share-based compensation - value of employee services	840								840			840
Additional investment in a non-wholly owned subsidiary									(4)			(4)			4
Appropriations to statutory reserves									20		(20)
Total transactions with equity holders at their capacity as equity holders for the year	9,915				9,861				29		(20)	9,870			45
Ending balance at Dec. 31, 2018	37,772			2	33,776				903		3,040	37,721			51
Comprehensive Income
Profit for the year	3,977										3,982	3,982			(5)
Fair value changes on financial assets at fair value through other comprehensive income	1,031								1,031			1,031
Share of other comprehensive losses of an associate	(1)								(1)			(1)
Currency translation differences	261								261			261
Total Comprehensive income	5,268								1,291		3,982	5,273			(5)
Issuance of ordinary shares	12				12							12
Exercise of share options/ Restricted share units("RSUs")	172				637				(465)			172
Non-controlling interests arising from business combination	48														48
Share-based compensation - value of employee services	519								519			519
Shares held for share award schemes	(31)							¥ (31)				(31)
Additional investment in a non-wholly owned subsidiary	(84)								(76)			(76)			(8)
Capital contribution from non-controlling interests	2														2
Appropriations to statutory reserves									15		(15)
Total transactions with equity holders at their capacity as equity holders for the year	638				649			(31)	(7)		(15)	596			42
Ending balance at Dec. 31, 2019	¥ 43,678			¥ 2	¥ 34,425			¥ (31)	¥ 2,187		¥ 7,007	¥ 43,590			¥ 88